CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 7,180,688	$ 13,249,945
Prepaid expenses	629,938	465,244
Other current assets	186,566	99,543
Total current assets	7,997,192	13,814,732
Patent acquisition costs, net	15,779	16,880
Total assets	8,012,971	13,831,612
Current liabilities:
Accounts payable	1,030,622	946,658
Accrued expenses	2,401,984	3,148,090
Warrant liability	1,704,790	7,852,000
Other liability	94,118	94,118
Total liabilities	5,231,514	12,040,866
Commitments and contingencies
Shareholders' equity:
Share capital of $0.0001 par value Authorized: 35,000,000,000 and 15,000,000,000 ordinary shares at June 30, 2023 and December 31, 2022, respectively; issued and outstanding: 10,122,321,523 and 7,444,917,123 at June 30, 2023 and December 31, 2022, respectively	1,012,232	744,492
Additional paid-in capital	170,853,009	167,076,392
Capital redemption reserve	52,193,811	52,193,811
Accumulated other comprehensive loss	(825,877)	(770,839)
Accumulated deficit	(220,451,718)	(217,453,110)
Total shareholders' equity	2,781,457	1,790,746
Total liabilities and shareholders' equity	$ 8,012,971	$ 13,831,612